Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings
Schedule of borrowings

	As of December 31,
	2021	2022
Amounts due within one year	103,493	93,964
Less: unamortized deferred loan issuance costs	(4,186)	(3,606)
Borrowings—current portion	99,307	90,358
Amounts due after one year	996,242	837,186
Less: unamortized deferred loan issuance costs	(9,791)	(5,598)
Borrowings—non-current portion	986,451	831,588
Total	1,085,758	921,946

Borrowings repayment schedule

As of
December 31,
2022
Not later than one year	93,964
Later than one year and not later than three years	614,084
Later than three years and not later than five years	197,873
Later than five years	25,229
Total	931,150